Revenues - Summary of Detailed Information about Revenue Explanatory (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenue
Revenues	¥ 200,976	$ 27,534	¥ 233,363	¥ 92,814
Charging services revenues
Revenue
Revenues	169,093	$ 23,166	129,434	82,590
Energy solutions revenues
Revenue
Revenues	25,516		100,545	8,115
New initiatives revenues
Revenue
Revenues	¥ 6,367		¥ 3,384	¥ 2,109